Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Equity-Income Portfolio℠
March 31, 2025
VIPEI-NPRT1-0525
1.799856.121
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 2.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Quebecor Inc Class B	877,200	22,133,444
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	314,100	20,938,545
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard Inc	439,400	21,670,003
Metro Inc/CN	297,000	20,653,063
		42,323,066
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,176,700	36,207,412
Cenovus Energy Inc	169,800	2,359,890
Imperial Oil Ltd	613,235	44,297,125
		82,864,427
TOTAL CANADA		168,259,482
CHINA - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	290,300	55,174,418
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA (a)	1,134,000	21,397,089
GERMANY - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	96,429	22,269,921
IRELAND - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Accenture PLC Class A	180,700	56,385,628
ITALY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	181,300	9,980,022
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	997,700	23,425,402
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	982,746	38,923,894
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	509,991	84,658,506
UNITED KINGDOM - 1.9%
Consumer Staples - 0.3%
Personal Care Products - 0.3%
Unilever PLC	354,400	21,146,012
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	453,136	66,540,685
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC (a)	3,101,400	30,143,645
TOTAL UNITED KINGDOM		117,830,342
UNITED STATES - 88.7%
Communication Services - 6.0%
Diversified Telecommunication Services - 1.8%
AT&T Inc	1,870,470	52,896,892
Verizon Communications Inc	1,233,860	55,967,890
		108,864,782
Entertainment - 1.0%
Walt Disney Co/The	617,800	60,976,860
Interactive Media & Services - 0.6%
Alphabet Inc Class A	253,760	39,241,446
Media - 1.2%
Comcast Corp Class A	1,656,333	61,118,688
Interpublic Group of Cos Inc/The	542,873	14,744,430
		75,863,118
Wireless Telecommunication Services - 1.4%
T-Mobile US Inc	319,418	85,191,975
TOTAL COMMUNICATION SERVICES		370,138,181

Consumer Discretionary - 5.9%
Diversified Consumer Services - 0.4%
H&R Block Inc	479,300	26,318,363
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	283,980	88,706,833
Starbucks Corp	114,900	11,270,541
		99,977,374
Specialty Retail - 3.4%
Burlington Stores Inc (a)	137,578	32,788,965
Dick's Sporting Goods Inc	158,000	31,846,480
Lowe's Cos Inc	274,300	63,974,989
TJX Cos Inc/The	607,374	73,978,153
		202,588,587
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co (b)	47,100	3,564,999
Tapestry Inc	431,400	30,374,874
		33,939,873
TOTAL CONSUMER DISCRETIONARY		362,824,197

Consumer Staples - 8.9%
Beverages - 2.0%
Coca-Cola Co/The	926,446	66,352,063
Keurig Dr Pepper Inc	1,686,600	57,715,452
		124,067,515
Consumer Staples Distribution & Retail - 3.7%
Albertsons Cos Inc Class A	400,800	8,813,592
BJ's Wholesale Club Holdings Inc (a)	396,005	45,184,171
Costco Wholesale Corp	7,700	7,282,506
Target Corp	297,708	31,068,807
Walmart Inc	1,539,335	135,138,220
		227,487,296
Food Products - 0.9%
JM Smucker Co	177,100	20,970,411
Mondelez International Inc	467,171	31,697,552
		52,667,963
Household Products - 1.9%
Procter & Gamble Co/The	700,644	119,403,750
Personal Care Products - 0.4%
Kenvue Inc	1,092,091	26,188,342
TOTAL CONSUMER STAPLES		549,814,866

Energy - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Enterprise Products Partners LP	1,251,744	42,734,540
Exxon Mobil Corp	1,663,466	197,836,012
Hess Corp	274,400	43,829,912
Phillips 66	171,900	21,226,212
Shell PLC	1,378,647	50,183,203
Valero Energy Corp	128,134	16,922,657
		372,732,536
Financials - 21.2%
Banks - 11.3%
Bank of America Corp	2,689,709	112,241,557
Huntington Bancshares Inc/OH	3,092,670	46,420,977
JPMorgan Chase & Co	941,575	230,968,348
M&T Bank Corp	341,667	61,072,976
PNC Financial Services Group Inc/The	527,400	92,701,098
US Bancorp	986,800	41,662,695
Wells Fargo & Co	1,604,101	115,158,411
		700,226,062
Capital Markets - 1.7%
Blackrock Inc	51,500	48,743,720
Charles Schwab Corp/The	710,100	55,586,628
		104,330,348
Consumer Finance - 0.8%
Capital One Financial Corp	270,316	48,467,659
Financial Services - 1.3%
Apollo Global Management Inc	260,800	35,713,952
Visa Inc Class A	135,642	47,537,095
		83,251,047
Insurance - 6.1%
American Financial Group Inc/OH	256,200	33,649,308
Chubb Ltd	362,682	109,526,338
Hartford Insurance Group Inc/The	727,200	89,976,456
Marsh & McLennan Cos Inc	283,400	69,158,102
The Travelers Companies, Inc.	279,540	73,927,148
		376,237,352
TOTAL FINANCIALS		1,312,512,468

Health Care - 13.6%
Biotechnology - 4.1%
AbbVie Inc	727,200	152,362,944
Gilead Sciences Inc	896,000	100,396,800
		252,759,744
Health Care Providers & Services - 2.9%
Cigna Group/The	115,009	37,837,961
UnitedHealth Group Inc	269,512	141,156,910
		178,994,871
Life Sciences Tools & Services - 1.5%
Danaher Corp	450,368	92,325,440
Pharmaceuticals - 5.1%
Eli Lilly & Co	55,058	45,472,953
GSK PLC	1,093,700	20,900,832
Johnson & Johnson	611,958	101,487,115
Merck & Co Inc	585,900	52,590,384
Roche Holding AG	104,221	34,221,997
Royalty Pharma PLC Class A	548,700	17,081,030
Sanofi SA	397,007	43,957,367
		315,711,678
TOTAL HEALTH CARE		839,791,733

Industrials - 10.8%
Aerospace & Defense - 3.9%
GE Aerospace	613,020	122,695,954
General Dynamics Corp	159,900	43,585,542
Huntington Ingalls Industries Inc	136,900	27,933,076
Northrop Grumman Corp	86,701	44,391,779
		238,606,351
Building Products - 0.7%
Johnson Controls International plc	543,200	43,515,752
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	311,300	15,036,630
Veralto Corp	177,622	17,309,264
		32,345,894
Electrical Equipment - 1.8%
AMETEK Inc	269,852	46,452,323
GE Vernova Inc	180,555	55,119,831
Regal Rexnord Corp	92,500	10,531,125
		112,103,279
Ground Transportation - 0.9%
Norfolk Southern Corp	233,800	55,375,530
Machinery - 2.0%
Crane Co	323,800	49,599,684
Hillenbrand Inc	272,500	6,578,150
ITT Inc	517,452	66,834,100
		123,011,934
Professional Services - 0.3%
KBR Inc	376,400	18,748,484
Trading Companies & Distributors - 0.7%
Watsco Inc	85,958	43,692,451
TOTAL INDUSTRIALS		667,399,675

Information Technology - 4.7%
Communications Equipment - 1.1%
Cisco Systems Inc	1,130,154	69,741,803
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	346,500	17,810,099
IT Services - 0.7%
Amdocs Ltd	451,833	41,342,720
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices Inc	175,700	35,433,419
Broadcom Inc	38,000	6,362,340
		41,795,759
Software - 1.5%
Gen Digital Inc	586,700	15,571,018
Microsoft Corp	205,150	77,011,259
		92,582,277
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	127,929	28,416,869
TOTAL INFORMATION TECHNOLOGY		291,689,527

Materials - 4.1%
Chemicals - 2.4%
Linde PLC	313,889	146,159,274
Containers & Packaging - 1.3%
Ball Corp	627,000	32,647,890
Crown Holdings Inc	531,059	47,402,326
		80,050,216
Metals & Mining - 0.4%
Freeport-McMoRan Inc	695,071	26,315,388
TOTAL MATERIALS		252,524,878

Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	169,173	36,812,045
Lamar Advertising Co Class A	495,208	56,344,766
Public Storage Operating Co	113,096	33,848,501
		127,005,312
Utilities - 5.5%
Electric Utilities - 3.7%
Constellation Energy Corp	190,549	38,420,395
Exelon Corp	489,349	22,549,202
FirstEnergy Corp	395,300	15,978,026
NextEra Energy Inc	992,516	70,359,460
PG&E Corp	1,187,300	20,397,814
Southern Co/The	613,600	56,420,520
		224,125,417
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	206,800	14,848,240
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	259,701	30,499,285
Multi-Utilities - 1.1%
Ameren Corp	228,158	22,907,063
CenterPoint Energy Inc	623,368	22,584,622
WEC Energy Group Inc	229,025	24,959,145
		70,450,830
TOTAL UTILITIES		339,923,772

TOTAL UNITED STATES		5,486,357,145
TOTAL COMMON STOCKS (Cost $3,623,563,643)		6,084,661,849

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	91,158,896	91,177,127
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	808,419	808,500
TOTAL MONEY MARKET FUNDS (Cost $91,985,627)			91,985,627

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,715,549,270)	6,176,647,476
NET OTHER ASSETS (LIABILITIES) - 0.2%	11,099,646
NET ASSETS - 100.0%	6,187,747,122

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	258,249,053	73,469,342	240,541,268	1,421,927	-	-	91,177,127	91,158,896	0.2%
Fidelity Securities Lending Cash Central Fund	14,020,779	100,319,720	113,531,999	9,128	-	-	808,500	808,419	0.0%
Total	272,269,832	173,789,062	354,073,267	1,431,055	-	-	91,985,627

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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